Note 21 - Loan Note Instruments	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
21	Loan note instruments

Loan note instruments - finance costs		2024	2023

Solar loan notes	21.1	624	373
Motapa loan notes		–	619
		624	992

Loan note instruments - financial liabilities		2024	December 31, 2023

Solar loan notes	21.1	9,137	7,112
		9,137	7,112

Current		855	665
Non-current		8,282	6,447
		9,137	7,112

21.1	Solar loan notes

Following the commissioning of Caledonia’s wholly owned solar plant on February 2, 2023, the decision was taken to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market by way of issuing loan notes pursuant to a loan note instrument (“bonds”). The bonds were issued by the Zimbabwean registered entity owning the solar plant, Caledonia Mining Services (Private) Limited. The bonds carry a fixed interest rate of 9.5% payable bi-annually and have a tenure of 3 years from the date of issue. The bond repayments are guaranteed by the Company. $9 million of bonds were in issue at the date of approval of these financial statements. All bonds were issued to Zimbabwean registered commercial entities. Subsequently these bonds were transferred to Caledonia Holdings Zimbabwe (Private) Limited (“CHZ”) a subsidiary of the Company, except for the bond issued in April 2024 that were directly issued to CHZ.

A summary of the bonds is as follows:

	2024	December 31, 2023
Opening balance	7,112	–
Amounts received	2,000	7,000
Transaction costs	(61)	(105)
Finance cost accrued	624	549
Repayment - finance cost paid	(538)	(332)
Closing balance	9,137	7,112